SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accrued Warranty Activities (Details) ₫ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Jun. 30, 2024 USD ($)
Accrued warranty activities
Accrued warranty at beginning of the period	₫ 2,402,151	$ 99,016,941	₫ 861,221
Changes in the liability for accruals related to pre-existing warranty (including adjustments related to changes in estimates)	(67,682)	(2,789,860)	(37,920)
Provision for warranty	936,028	38,583,182	412,748
Utilized	(244,395)	(10,073,990)	(156,398)
Accrued warranty at ending of the period	3,026,102	$ 124,736,274	1,079,651
Accrued warranty, current	907,064		283,765	$ 37,389,283
Accrued warranty, non-current	₫ 2,119,038		₫ 795,886	$ 87,346,991